RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Notes to Financial Statements
Note 3. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In this Quarterly Report on Form 10-Q, we are reporting quarterly data for our fiscal quarter ended August 31, 2013, and in some cases providing the comparative data from the same quarter a year ago. As described in our Annual Report on Form 10-K for the fiscal year ended February 28, 2013 filed with the SEC on May 24, 2013, and summarized below, we restated the financial statements for certain quarterly and year-to-date periods, including the quarter ended August 31, 2012. All comparative data for the quarter ended August 31, 2012 is as restated.

Description of Restatement

In connection with our financial close process for our fiscal year 2013 financial statements, we concluded that the accounting for our acquisition of Hipcricket, Inc. (“Hipcricket subsidiary”) and JAGTAG, Inc. (“JAGTAG”), both of which occurred during fiscal year 2012, and of GEOS Communications IP Holdings, Inc. (“GEOS”), which occurred during the first quarter of fiscal 2013, was incorrect because deferred income tax liabilities arising from the acquisition accounting were not properly recorded for the differences between the book and tax basis of the acquired assets. The corresponding reduction to the deferred income tax asset valuation allowance was also not properly recognized. The Hipcricket subsidiary and JAGTAG transactions were structured as non-taxable transactions to the acquired companies’ shareholders and therefore considered mergers according to the provisions of IRS Code Section 368(a)(1)(c). To correct the errors related to the Hipcricket subsidiary and JAGTAG transactions, we recorded an increase to goodwill of $13.5 million, an increase to deferred tax liability of $13.5 million, which resulted in a corresponding reduction to the deferred income tax asset valuation allowance of $10.0 million and an increase to income tax benefits of $10.0 million for the quarter ended August 31, 2011 and fiscal year ended February 29, 2012. To correct the errors related to the GEOS transaction, we recorded an increase to the identified intangible asset category of patents of $2.6 million, an increase to deferred income tax liability of $2.6 million, and a corresponding reduction to the deferred income tax asset valuation allowance of $2.6 million and an increase to income tax benefits of $2.6 million for the quarter ended May 31, 2012. As a result of our previously completed impairment analysis performed during the quarter ended November 30, 2012 on certain identified intangibles, we recognized additional impairment expense of $2.6 million to write off the increased value resulting from the adjustments for the GEOS transaction.

We assessed the impact of the errors relating to the Hipcricket subsidiary and JAGTAG transactions on our interim goodwill impairment analysis that was performed as of November 30, 2012. As a result of the increase in the carrying amount of goodwill resulting from the restatement, in our updated interim impairment assessment step one recoverability test we concluded that the carrying value of the reporting unit that included goodwill exceeded its fair value, resulting in an indication of impairment. Therefore we were required to perform the step two analysis to calculate the impairment. We determined the implied goodwill was less than the carrying value and we recognized an impairment write down of goodwill of $25.9 million for the period ended November 30, 2012 and the year ended February 28, 2013, to reduce the carrying value of goodwill to $35.1 million.

Accordingly, the financial statements for the year ended February 29, 2012 and unaudited quarterly and year-to-date periods ended August 31, 2011, November 30, 2011, February 29, 2012, May 31, 2012, August 31, 2012 and November 30, 2012 were restated in our Annual Report on Form 10-K for the fiscal year ended February 28, 2013, from amounts previously reported. Net loss, basic and diluted net loss per share, accumulated deficit, and shareholders’ equity were also affected by the restatements. These adjustments are carried forward in subsequent periods. The corrections had no impact on total revenue, operating expense, or operating cash flows.

The following table summarizes the corrections by financial statement line item for the three and six months ended August 31, 2012:

	As of and for the Three			As of and for the Six
	Months ended August 31, 2012			Months ended August 31, 2012
	(unaudited)			(unaudited)
	As previously reported	Restatement adjustments	As restated	As previously reported	Restatement adjustments	As restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183	$47,484,708	$13,494,475	$60,979,183
Intangible assets, net	40,583,291	2,618,723	43,202,014	40,583,291	2,618,723	43,202,014
Total assets	94,624,813	16,113,198	110,738,011	94,624,813	16,113,198	110,738,011
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	18,515,584	3,517,652	22,033,236	18,515,584	3,517,652	22,033,236
Accumulated deficit	(82,393,665)	12,595,546	(69,798,119)	(82,393,665)	12,595,546	(69,798,119)
Total stockholders' equity	76,109,229	12,595,546	88,704,775	76,109,229	12,595,546	88,704,775
Total liabilities and stockholders' equity	94,624,813	16,113,198	110,738,011	94,624,813	16,113,198	110,738,011
Statement of Cash Flows
Net loss	(2,299,598)	-	(2,299,598)	(9,860,594)	2,618,723	(7,241,871)
Deferred income tax benefit	-	-	-	-	(2,618,723)	(2,618,723)
Statement of Stockholders' Equity
Accumulated deficit	(82,393,665)	12,595,546	(69,798,119)	(82,393,665)	12,595,546	(69,798,119)
Stockholders' equity	76,109,229	12,595,546	88,704,775	76,109,229	12,595,546	88,704,775
Statement of Operations
Net loss	(2,299,598)	-	(2,299,598)	(9,860,594)	2,618,723	(7,241,871)
Basic and diluted net loss per share	$(0.02)	$-	$(0.02)	$(0.10)	$0.02	$(0.08)

In connection with our financial close process for our fiscal year 2013 financial statements, we concluded that the accounting for our acquisition of Hipcricket and JAGTAG, both of which occurred during fiscal year 2012, and of GEOS, which occurred during the first quarter of fiscal 2013, was incorrect because deferred income tax liabilities arising from the acquisition accounting were not properly recorded for the differences between the book and tax basis of the acquired assets and the corresponding reduction to the deferred income tax asset valuation allowance was also not properly recognized. The Hipcricket and JAGTAG transactions were structured as non-taxable transactions to the acquired companies’ shareholders and therefore considered mergers according to the provisions of IRS Code Section 368(a)(1)(c). To correct the errors related to the Hipcricket and JAGTAG transactions, we recorded an increase to goodwill of $13.5 million, an increase to deferred tax liability of $13.5 million, which resulted in a corresponding reduction to the deferred income tax asset valuation allowance of $10.0 million and an increase to income tax benefits of $10.0 million for the quarter ended August 31, 2011 and fiscal year ended February 29, 2012. Accordingly, the financial statements for the year ended February 29, 2012 and unaudited quarterly and year-to-date periods ended August 31, 2011, November 30, 2011, February 29, 2012, May 31, 2012, August 31, 2012 and November 30, 2012 have been restated in this annual report from amounts previously reported. To correct the errors related to the GEOS transaction, we recorded an increase to the identified intangible asset category of patents of $2.6 million, an increase to deferred income tax liability of $2.6 million, and a corresponding reduction to the deferred income tax asset valuation allowance of $2.6 million and an increase to income tax benefits of $2.6 million for the quarter ended May 31, 2012. As a result of our previously completed impairment analysis performed during the quarter ended November 30, 2012 on certain identified intangibles, we recognized additional impairment expense of $2.6 million to write off the increased value resulting from the adjustments for the GEOS transaction.

We assessed the impact of the errors relating to the Hipcricket and JAGTAG transactions on our interim goodwill impairment analysis that was performed as of November 30, 2012, using the methodology described in Note 2. As a result of the increase in the carrying amount of goodwill resulting from the restatement, in our updated interim impairment assessment step one recoverability test (described in Note 6) we concluded that the carrying value of the reporting unit that included goodwill exceeded its fair value, resulting in an indication of impairment. Therefore we were required to perform the step two analysis to calculate the impairment in which we estimated the fair value of the reporting units tangible and intangible assets and liabilities to arrive at the implied goodwill. To estimate fair value we used our estimates of future cash flows, historical and estimated future operating results, business plans, economic projections, and marketplace data. As a result of that analysis, we determined the implied goodwill was less than the carrying value and we recognized an impairment write down of goodwill of $25.9 million for the period ended November 30, 2012 and the year ended February 28, 2013, to reduce the carrying value of goodwill to $35.1 million.

Net loss, basic and diluted net loss per share, accumulated deficit, and shareholders’ equity were also affected by the restatements. These adjustments are carried forward in subsequent periods. The corrections had no impact on total revenue, operating expense, or operating cash flows.

The following tables summarize the corrections by financial statement line item (amounts may not add to totals, due to rounding):

	February 29, 2012
	As previously	Restatement	As
	Reported	Adjustments	restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183
Total assets	100,592,076	13,494,475	114,086,551
Deferred income tax liability	-	3,517,652	3,517,652
Total liabilities	31,377,176	3,517,652	34,894,829
Accumulated deficit	(72,533,071)	9,976,823	(62,556,249)
Total stockholders' equity	69,214,900	9,976,823	79,191,722
Total liabilities and stockholders' equity	100,592,076	13,494,475	114,086,551
Statement of Cash Flows
Net loss	(32,580,025)	9,976,823	(22,603,202)
Deferred income tax benefits	-	(9,976,823)	(9,976,823)
Statement of Shareholders Equity
Accumulated deficit	(72,533,071)	9,976,823	(62,556,249)
Stockholders' equity	69,214,900	9,976,823	79,191,722
Statement of Operations
Income tax benefit	$-	$9,976,823	$9,976,823
Net loss	(32,580,025)	9,976,823	(22,603,202)
Basic and diluted net loss per share	(0.41)	0.12	(0.28)

	As of and For the Three			As of and For the Six
	Months Ended August 31, 2011			Months Ended August 31, 2011
	(Unaudited)			(Unaudited)
	As previously	Restatement	As	As previously	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183	$47,484,708	$13,494,475	$60,979,183
Total assets	93,630,646	13,494,475	107,125,121	93,630,646	13,494,475	107,125,121
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	26,998,307	3,517,652	30,515,959	26,998,307	3,517,652	30,515,959
Accumulated deficit	(49,973,217)	9,976,823	(39,996,394)	(49,973,217)	9,976,823	(39,996,394)
Total stockholders' equity	66,632,339	9,976,823	76,609,162	66,632,339	9,976,823	76,609,162
Total liabilities and stockholders' equity	93,630,646	13,494,475	107,125,121	93,630,646	13,494,475	107,125,121
Statement of Cash Flows
Net loss	(6,003,584)	9,976,823	3,973,239	(10,020,170)	9,976,823	(43,347)
Deferred income tax benefit	-	(9,976,823)	(9,976,823)	-	(9,976,823)	(9,976,823)
Statement of Shareholders Equity
Accumulated deficit	(49,973,217)	9,976,823	(39,996,394)	(49,973,217)	9,976,823	(39,996,394)
Stockholders' equity	66,632,339	9,976,823	76,609,162	66,632,339	9,976,823	76,609,162
Statement of Operations
Income tax benefit	-	9,976,823	9,976,823	-	9,976,823	9,976,823
Net loss	(6,003,584)	9,976,823	3,973,239	(10,020,170)	9,976,823	(43,347)
Basic and diluted net loss per share	$(0.08)	$0.14	$0.06	$(0.14)	$0.14	$-

	As of and For the Three			As of and For the Nine
	Months Ended November 30, 2011			Months Ended November 30, 2011
	(Unaudited)			(Unaudited)
	As previously	Restatement	As	As previously	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183	$47,484,708	$13,494,475	$60,979,183
Total assets	108,141,879	13,494,475	121,636,354	108,141,879	13,494,475	121,636,354
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	29,462,242	3,517,652	32,979,894	29,462,242	3,517,652	32,979,894
Accumulated deficit	(61,351,329)	9,976,823	(51,374,506)	(61,351,329)	9,976,823	(51,374,506)
Total stockholders' equity	78,679,637	9,976,823	88,656,460	78,679,637	9,976,823	88,656,460
Total liabilities and stockholders' equity	108,141,879	13,494,475	121,636,354	108,141,879	13,494,475	121,636,354
Statement of Cash Flows
Net loss	(11,377,289)	-	(11,377,289)	(21,398,282)	9,976,823	(11,421,459)
Deferred income tax benefit	-	-	-	-	(9,976,823)	(9,976,823)
Statement of Shareholders Equity
Accumulated deficit	(61,351,329)	9,976,823	(51,374,506)	(61,351,329)	9,976,823	(51,374,506)
Stockholders' equity	78,679,637	9,976,823	88,656,460	78,679,637	9,976,823	88,656,460
Statement of Operations
Income tax benefit	-	-	-	-	9,976,823	9,976,823
Net loss	(11,377,289)	-	(11,377,289)	(21,398,282)	9,976,823	(11,421,459)
Basic and diluted net loss per share	$(0.13)	$-	$(0.13)	$(0.14)	$0.14	$(0.00)

	As of and For the Three
	Months Ended May 31, 2012
	(Unaudited)
	As previously	Restatement	As
	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183
Intangible assets, net	41,135,654	2,618,723	43,754,377
Total assets	96,829,482	16,113,198	112,942,680
Deferred income tax liability	-	3,517,652	3,517,652
Total liabilities	29,864,115	3,517,652	33,381,767
Accumulated deficit	(80,094,067)	12,595,546	(67,498,521)
Total stockholders' equity	66,965,367	12,595,546	79,560,913
Total liabilities and stockholders' equity	96,829,482	16,113,198	112,942,680
Statement of Cash Flows
Net loss	(7,560,996)	2,618,723	(4,942,273)
Deferred income tax benefit	-	(2,618,723)	(2,618,723)
Statement of Shareholders Equity
Accumulated deficit	(80,094,067)	12,595,546	(67,498,521)
Stockholders' equity	66,965,367	12,595,546	79,560,913
Statement of Operations
Net loss	(7,560,996)	2,618,723	(4,942,273)
Basic and diluted net loss per share	$(0.08)	$0.03	$(0.05)

	As of and For the Three			As of and For the Six
	Months Ended August 31, 2012			Months Ended August 31, 2012
	(Unaudited)			(Unaudited)
	As previously	Restatement	As	As previously	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183	$47,484,708	$13,494,475	$60,979,183
Intangible assets, net	40,583,291	2,618,723	43,202,014	40,583,291	2,618,723	43,202,014
Total assets	94,624,813	16,113,198	110,738,011	94,624,813	16,113,198	110,738,011
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	18,515,584	3,517,652	22,033,236	18,515,584	3,517,652	22,033,236
Accumulated deficit	(82,393,665)	12,595,546	(69,798,119)	(82,393,665)	12,595,546	(69,798,119)
Total stockholders' equity	76,109,229	12,595,546	88,704,775	76,109,229	12,595,546	88,704,775
Total liabilities and stockholders' equity	94,624,813	16,113,198	110,738,011	94,624,813	16,113,198	110,738,011
Statement of Cash Flows
Net loss	(2,299,598)	-	(2,299,598)	(9,860,594)	2,618,723	(7,241,871)
Deferred income tax benefit	-	-	-	-	(2,618,723)	(2,618,723)
Statement of Shareholders Equity
Accumulated deficit	(82,393,665)	12,595,546	(69,798,119)	(82,393,665)	12,595,546	(69,798,119)
Stockholders' equity	76,109,229	12,595,546	88,704,775	76,109,229	12,595,546	88,704,775
Statement of Operations
Net loss	(2,299,598)	-	(2,299,598)	(9,860,594)	2,618,723	(7,241,871)
Basic and diluted net loss per share	$(0.02)	$-	$(0.02)	$(0.10)	$0.02	$(0.08)

	As of and For the Three			As of and For the Nine
	Months Ended November 30, 2012			Months Ended November 30, 2012
	(Unaudited)			(Unaudited)
	As previously	Restatement	As	As previously	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$(12,424,525)	$35,060,183	$47,484,708	$(12,424,525)	$35,060,183
Intangible assets, net	30,489,139	(200,000)	30,289,139	30,489,139	(200,000)	30,289,139
Total assets	90,274,094	(12,624,525)	77,649,569	90,274,094	(12,624,525)	77,649,569
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	9,097,712	3,517,652	12,615,364	9,097,712	3,517,652	12,615,364
Accumulated deficit	(87,362,012)	(16,142,177)	(103,504,189)	(87,362,012)	(16,142,177)	(103,504,189)
Total stockholders' equity	81,176,382	(16,142,177)	65,034,205	81,176,382	(16,142,177)	65,034,205
Total liabilities and stockholders' equity	90,274,094	(12,624,525)	77,649,569	90,274,094	(12,624,525)	77,649,569
Statement of Cash Flows
Net loss	(4,968,347)	(28,737,724)	(33,706,071)	(14,828,941)	(26,119,001)	(40,947,942)
Goodwill impairment	-	25,919,000	25,919,000	-	25,919,000	25,919,000
Impairment of intangible assets	5,849,160	2,818,723	8,667,883	5,849,160	2,818,723	8,667,883
Statement of Shareholders Equity
Accumulated deficit	(87,362,012)	(16,142,177)	(103,504,189)	(87,362,012)	(16,142,177)	(103,504,189)
Stockholders' equity	81,176,382	(16,142,177)	65,034,205	81,176,382	(16,142,177)	65,034,205
Statement of Operations
Goodwill impairment	-	25,919,000	25,919,000	-	25,919,000	25,919,000
Impairment of intangible assets	5,849,160	2,818,723	8,667,884	5,849,160	2,818,723	8,667,884
Income tax benefit	-	-	-	-	2,618,723	2,618,723
Net loss	(4,968,347)	(28,737,724)	(33,706,071)	(14,828,941)	(26,119,001)	(40,947,942)
Basic and diluted net loss per share	$(0.05)	$(0.26)	$(0.31)	$(0.15)	$(0.26)	$(0.41)